RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2024
RIGHT OF USE ASSETS
RIGHT OF USE ASSETS
13	RIGHT OF USE ASSETS

Right of use
Properties
Cost
Balance as at December 31, 2022	1,311
Additions	3,389
Modifications	(256)
Disposal	(74)
Effect of movement in exchange rates	65
Balance as at December 31, 2023	4,434
Additions	161
Modification	836
Disposal	(633)
Effect of movement in exchange rates	78
Balance as at December 31, 2024	4,877

Accumulated Depreciation
Balance as at December 31, 2022	735
Depreciation	579
Disposal	(74)
Effect of movement in exchange rates	(39)
Balance as at December 31, 2023	1,201
Depreciation	806
Disposal	(633)
Effect of movement in exchange rates	(7)
Balance as at December 31, 2024	1,367

Carrying Amount
Balance as at December 31, 2023	3,233
Balance as at December 31, 2024	3,510

In the year ended December 31, 2024, depreciation expense of EUR 806 was recognized within selling, general and administrative expenses (year ended December 31, 2023: EUR 579).